Related party transactions - Summary of transactions occurred with related parties (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Watkins Coffey Martin [member]
Disclosure of transactions between related parties [line items]
Accounting fees paid		$ 7
Prue Kelly [member]
Disclosure of transactions between related parties [line items]
Salary paid		47
Iain Ross [member]
Disclosure of transactions between related parties [line items]
Director's fees, Consultancy fees for executive duties		266
Kumara Inc [member]
Disclosure of transactions between related parties [line items]
Director's fees, Consultancy fees for executive duties	$ 21	$ 120
John O'Connor [member]
Disclosure of transactions between related parties [line items]
Director's fees, Consultancy fees for executive duties	$ 38